Schedule of Segment Expenses (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
General and administrative	$ 8,000	$ 11,304,000	$ 15,556,000	$ 7,630,335